Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation - Disclosure of Impact of Implementation of IFRS 15 on Consolidated Statement of Cash Flows (Parenthetical) (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities	¥ 55,783
Deferred revenues	375	¥ 1,233
Reduction of operating revenues	377,124	¥ 366,229	¥ 352,534
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities	(55,783)			¥ 62,175
Deferred revenues	765			¥ (787)
Reduction of operating revenues	4,377
Reduction of operating expenses	(77)
Increase in contract costs	1,287
Increase in contract assets	461
Telecommunications service contracts [member]
Disclosure of initial application of standards or interpretations [line items]
Advance	55,018
Deferred revenues	765
Telecommunications service contracts [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities	55,783
Reduction of operating revenues	(480)
Reduction of contract liabilities	(166)
Increase of contract assets	17
Customer contracts [member] | Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Reduction of operating revenues	(3,897)
Reduction of operating expenses	(3,510)
Reduction of contract liabilities	¥ (2,497)